Offerings - Offering: 1	Feb. 13, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.500% Senior Notes due 2029
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit | $ / shares	0.99966
Maximum Aggregate Offering Price	$ 599,796,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,831.83
Offering Note

(1)
This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Tables” in Concentrix Corporation’s Registration Statement on Form S-3 (File No. 333-273277) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.